Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (229,379)	$ (202,745)	$ (829,412)	$ (782,831)
Adjustment to reconcile net loss to net cash used in operating activities:
Common stock issued for services				1,200
Changes in Operating Assets and Liabilities:
(Increase) in prepaid expense	(67,800)	(110,500)	(329,125)	(666,800)
Decrease in rent deposits				136
Increase (Decrease) in accrued liabilities	(3,728)	15,942	43,596	(60,136)
Increase in accrued payroll of officer	65,884	59,895	243,573	213,100
(Decrease) in deferred rent				(7,960)
Net Cash Used in Operating Activities	(235,023)	(237,408)	(871,368)	(1,303,291)
CASH FLOWS FROM FINANCING ACTIVITIES
Cash received from (payments to) officer	18,399		38,782	(400)
Cash payments on loan payable				(55,000)
Cash proceeds from sale of common stock	80,000	70,000	360,000	1,371,752
Cash received from stock subscriptions received in advance	100,000	200,000	250,000
Cash proceeds from stock subscriptions receivable	10,000			230,000
Net Cash Provided By Financing Activities	208,399	270,000	648,782	1,546,352
Net (Decrease) Increase in Cash	(26,625)	32,592	(222,586)	243,061
Cash - Beginning of the Period	30,514	253,100	253,100	10,039
Cash - End of the Period	3,889	285,692	30,514	253,100
Supplemental Disclosures of Cash Flows
Cash paid for Interest
Cash paid for income taxes
Supplemental Disclosures of Non-Cash Investing and Financing Activities:
Common stock issued for stock subscriptions received in advance	$ 250,000			690,500
Common stock issued for stock subscriptions receivable			$ 10,000	$ 360,000